Basis of presentation	12 Months Ended
Dec. 31, 2021
Basis of Presentation [Abstract]
Basis of presentation	Basis of presentation
These consolidated financial statements are prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”) and were approved by our Board of Directors on February 15, 2022.

Our consolidated financial statements have been prepared under the historical cost basis, except for certain items as discussed in the applicable accounting policies.
Change in functional and reporting currency

Determination of functional currency may involve certain judgments to determine the primary economic environment. We reconsider the functional currency of our entities if there is a change in events and conditions which determine the primary economic environment. We have determined that, as a result of the acquisition of Norbord Inc. (the “Norbord Acquisition”), the functional currency of our Canadian operations has changed from Canadian dollars (“CAD” or “CAD$”) to United States dollars (“USD” or “US$”). We considered a variety of factors when making this decision, the most significant being an increase in the level of sales made in USD, a portion of operating expenses being incurred in USD, and increased levels of USD financing.

Concurrent with the change in functional currency, we also changed our reporting currency from CAD to USD. This change in reporting currency is to better reflect our business activities, following the increased presence in the U.S. as a result of the Norbord Acquisition and in connection with the listing of West Fraser’s common shares on the NYSE on February 1, 2021.

A change in functional currency is applied prospectively and must be based on a change in economic facts, events and conditions. In contrast, a change in reporting currency requires retroactive restatement. Both changes have specific transition rules under IAS 21, The Effects of Changes in Foreign Exchange Rates (“IAS 21”).

As at and for the year ended December 31, 2020 and all prior periods, our functional and reporting currency was CAD as described in our audited annual consolidated financial statements. The currency remeasurement of our results applied the IAS 21 transitional rules.

To prepare our December 31, 2020 and January 1, 2020 consolidated balance sheets, all assets and liabilities were translated into USD at the closing exchange rate on December 31, 2020 and December 31, 2019 respectively, as listed below. Equity items were retroactively restated at historical exchange rates to give effect to the change in reporting currency. The accounting policy used to translate the equity items prior to 2020 was to use the annual average exchange rate for each equity transaction that occurred in the year. For 2020, equity items were translated quarterly using the average exchange rate for each quarter.

To prepare our 2020 consolidated statement of earnings, all revenues and expenses were translated into USD at the average exchange rate for each quarter, with no adjustments to the measurement of or accounting for previously reported results. To prepare our 2020 consolidated statement of cash flow, all items were translated into USD at the average exchange rate for each quarter, with no adjustments to the measurement of or accounting for previously reported results.
The exchange rates used to reflect the change in reporting currency were as follows:

CAD - USD exchange rate	Q1-20	Q2-20	Q3-20	Q4-20	Q4-19
Closing rate	0.7049	0.7338	0.7497	0.7854	0.7699
Average rate	0.7443	0.7221	0.7508	0.7676	n/a
Accounting policies
Accounting policies that relate to the consolidated financial statements as a whole are incorporated in this note. Where an accounting policy is applicable to a specific note disclosure, the policy is described within the respective note.
Basis of consolidation
These consolidated financial statements include the accounts of West Fraser and its wholly-owned subsidiaries after the elimination of intercompany transactions and balances.

Our material subsidiaries are West Fraser Mills Ltd. and Norbord Inc. Our 50%-owned joint operations, Alberta Newsprint Company and Cariboo Pulp & Paper Company, are accounted for by recognizing our share of the assets, liabilities, revenues, and expenses related to these joint operations.
Use of estimates and judgments

The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual amounts could differ materially from these and other estimates, the impact of which would be recorded in future periods. Management is also required to exercise judgment in the process of applying accounting policies. Information about the significant areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•Note 2 – Determination of functional currency
•Note 3 – Fair value of PPE and intangible assets acquired in business combinations
•Note 5 – Valuation of inventories
•Note 6 – Recoverability of PPE
•Note 6 – Estimated useful lives of PPE
•Note 8 – Recoverability of goodwill
•Note 11 – Reforestation and decommissioning obligations
•Note 13 – Defined benefit pension plans
•Note 15 – Equity-based compensation
•Note 18 – Income taxes
•Note 25 – CVD and ADD duty dispute
Revenue recognition

Revenue is derived primarily from product sales and is recognized when a customer obtains control over the goods. The timing of transfer of control to customers varies depending on individual terms of the sales contract. For most of our sales, control is obtained by the customer when the product is loaded on a common carrier at our mill. Some of our revenue is recognized when the product is delivered to the customer or when it is loaded on an ocean carrier. The amount of revenue recognized is net of our estimate for early payment discounts and volume rebates.

Revenue includes charges for freight and handling. The costs related to these revenues are recorded in freight and other distribution costs.

Foreign currency translation effective from February 1, 2021

The consolidated financial statements are presented in USD, which was determined to be the functional currency of our U.S. operations, and the majority of our Canadian operations.

For these entities, all transactions not denominated in our U.S. functional currency are considered to be foreign currency transactions. Foreign currency-denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date. Gains or losses on translation of these items are included in earnings and reported as
Other. Foreign currency denominated non-monetary assets and liabilities, measured at historic cost, are translated at the rate of exchange at the transaction date.

Our European operations have British pound sterling and Euro functional currencies and our Canadian newsprint operation has a Canadian dollar functional currency. Assets and liabilities of these entities are translated at the rate of exchange prevailing at the reporting date, and revenues and expenses at average rates during the period. Gains or losses on translation are included as a component of shareholders’ equity in accumulated other comprehensive earnings.

Impairment of capital assets

We assess property, plant and equipment, timber licences, and other definite-lived intangibles for indicators of impairment at each reporting date and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Impairment testing is applied to individual assets or cash generating units (“CGUs”), the smallest group of assets that generates cash inflows that are largely independent of the cash inflows of other assets or groups of assets. We have identified each of our mills as a CGU for impairment testing unless there is economic interdependence of CGUs, in which case they are grouped for impairment testing.

When a triggering event is identified, recoverability of long-lived assets is assessed by comparing the carrying amount of the asset or CGU to the estimated recoverable amount, which is the higher of its estimated fair value less costs of disposal or its value in use.

Fair value less costs of disposal is determined by ascertaining the price that would be received to sell an asset in an orderly transaction between market participants under current market conditions, less incremental costs directly attributable to the disposal. Value in use is determined by measuring the pre-tax cash flows expected to be generated from the asset over its estimated useful life discounted by a pre-tax discount rate.

Where an impairment loss for long‑lived assets subsequently reverses, the carrying amount of the asset or CGU is increased to the lesser of the revised estimate of its recoverable amount and the carrying amount that would have been recorded had no impairment loss been previously recognized.

Fair value measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. Fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurement are observable and the significance of the inputs. Our fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value.

The three levels of the fair value hierarchy are:

Level 1
Values based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2
Values based on inputs other than quoted prices that are observable for the asset or liability, directly or indirectly.

Level 3
Values based on valuation techniques that require inputs which are both unobservable and significant to the overall fair value measurement.

Accounting standards, amendments and interpretations issued but not yet applied

There are no standards or amendments or interpretations to existing standards issued but not yet effective which are expected to have a material impact on our consolidated financial statements.